LANDFILL CLOSURE AND POST-CLOSURE OBLIGATIONS - Changes in Period (Details) - CAD ($) $ in Millions	5 Months Ended	7 Months Ended	12 Months Ended
	May 31, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in other provisions [abstract]
Expenditures	$ (1.8)	$ (10.9)	$ (21.7)	$ (15.3)
Landfill closure and post-closure obligations
Reconciliation of changes in other provisions [abstract]
Beginning balance			236.6	162.8
Acquisitions via business combinations			262.6	4.0
Adjustment related to prior year acquisitions			0.0	5.9
Provisions			266.0	78.7
Accretion			6.9	6.1
Expenditures			(21.7)	(15.3)
Changes in foreign exchange			(14.8)	(5.6)
Ending balance		$ 162.8	735.6	236.6
Less: Current portion			(55.3)	(25.6)
Noncurrent portion			$ 680.3	$ 211.0